Securitizations And Variable Interest Entities (Schedule Of Quantitative Information and Net Credit Losses about Securitized and Other Financial Assets Managed Together) (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	$ 116,486	$ 105,681
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	721	655
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	614	544
On-Balance Sheet Loans [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	111,705	101,951
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	699	617
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	609	537
On-Balance Sheet Loans [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	64,292	58,085
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	591	457
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	578	501
On-Balance Sheet Loans [Member] | Consumer Portfolio Segment [Member] | Residential Mortgage [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	9,773	7,926
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	108	151
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	31	43
On-Balance Sheet Loans [Member] | Commercial Portfolio Segment [Member] | Automobile Loan [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	34,895	34,022
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	0	9
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	3	1
On-Balance Sheet Loans [Member] | Commercial Portfolio Segment [Member] | Unallocated Financing Receivables [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	2,745	1,918
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	0	0
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	(3)	(8)
Off-Balance Sheet Loans [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	2,529	2,801
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	9	5
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	5	1
Off-Balance Sheet Loans [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	2,529	2,801
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	9	5
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	5	1
Whole-Loan Transactions [Member]
Quantitative Information about Securitized and Other Financial Assets Managed Together [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	2,252	929
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	13	33
Net Credit Losses During Period on Loans Managed or Securitized or Asset-backed Financing Arrangement	$ 0	$ 6